Related party transactions - Key management personnel compensation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Salaries and other short term employee benefits	£ 1,266	£ 244
Payments to defined contribution pension schemes	12	14
Share-based payments	144	156
Termination benefits	368
Key management compensation	£ 1,790	£ 414